Non-controlling Interests and Redeemable non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2020	2019
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$63,080	$55,963
Non-controlling interests - redeemable tax equity partnership units	6,955	9,006
Other net earnings attributable to:
Non-controlling interests	(2,749)	(2,553)
	$67,286	$62,416
Redeemable non-controlling interest, held by related party	(12,651)	(16,482)
Net effect of non-controlling interests	$54,635	$45,934
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2020	2019	2020	2019
Opening balance	$305,863	$307,622	$25,913	$33,364
Net effect from operations	12,651	16,482	(6,955)	(9,006)
Contributions, net of costs	—	—	3,717	3,403
Dividends and distributions declared	(12,198)	(18,241)	(951)	(1,848)
Repurchase of non-controlling interest	—	—	(865)	—
Closing balance	$306,316	$305,863	$20,859	$25,913